Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Line Items]
Schedule of Class A ordinary shares subject to possible redemption
As of December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(3,177,450)
Class A Ordinary Shares issuance cost	(4,591,537)
Plus:
Accretion of carrying value to redemption value	17,458,490

Class A Ordinary Shares subject to possible redemption, December 31, 2025	$423,689,503

Schedule of calculation of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net loss per Ordinary Share:

	For the Year Ended December 31,		For The Period From January 4, 2024 (Inception) Through December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Net loss	$(48,714,542)	$(18,216,526)	$—	$(51,910)
Denominator:
Basic weighted average shares outstanding	26,348,901	9,853,022	—	7,500,000
Basic net loss per share	$(1.85)	$(1.85)	$—	$(0.01)

ColdQuanta, Inc. dba Infleqtion [Member]
Accounting Policies [Line Items]
Schedule of fair value of financial instruments that were measured at fair value on a recurring basis
The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of December 31,
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$6,157	$—	$—	$6,157	$42,740	$—	$—	$42,740
Available—for—sale securities	$51,475	$—	$—	$51,475	$—	$—	$—	$—

Total financial assets	$57,632	$—	$—	$57,632	$42,740	$—	$—	$42,740

Financial Liabilities:
Contingent obligation	$—	$—	$1,828	$1,828	$—	$—	$—	$—

Total financial liabilities	$—	$—	$1,828	$1,828	$—	$—	$—	$—

Schedule of depreciation and amortization expense

Assets	Years
Computers and equipment	3-5
Quantum computer	3
Leasehold improvements	Shorter of the useful life or the remaining lease term
Furniture and fixtures	3
Software and website	1